Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 15 — SHAREHOLDERS’ EQUITY

Ordinary Shares

Huachen Cayman was established under the laws of the Cayman Islands on September 30, 2021. The original authorized number of Ordinary Shares was 50,000,000 shares with par value of US$0.001 per share which was retroactively applied as if the transaction occurred at the beginning of the period presented (see Note 1).

On August 12, 2024, Huachen Cayman effected a 1-for-800 forward split of our Ordinary Shares, cancelled certain authorized but unissued Ordinary Shares and diminished the Company’s authorized share capital. As a result, the authorized share capital of the Company is $250 divided into 200,000,000 shares of a par value of $0.00000125. 30,000,000 and 30,000,000 shares were issued and outstanding as of December 31, 2024 and 2023.

Immediately upon the completion of the forward split, cancellation of authorized but unissued Ordinary Shares and diminution of authorized share capital, the board of directors of the Company approved the surrender of a total of 10,000,000 Ordinary Shares for no consideration to the Company for cancellation, among which (i) 6,317,000 Ordinary Shares were surrendered by Huahao (BVI) Limited, (ii) 1,000,000 Ordinary Shares were surrendered by Huayue (BVI) Holding Limited, (iii) 846,000 Ordinary Shares were surrendered by Huajing (BVI) Limited, (iv) 884,000 Ordinary Shares were surrendered by Huamao (BVI) Limited, (v) 953,000 Ordinary Shares were surrendered by Huaxuan (BVI) Limited. As a result, the total number of Ordinary Shares issued and outstanding became 30,000,000 Ordinary Shares and each of Huahao (BVI) Limited, Huayue (BVI) Holding Limited, Huajing (BVI) Limited, Huamao (BVI) Limited and Huaxuan (BVI) Limited owns 18,951,000 Ordinary Shares, 3,000,000 Ordinary Shares, 2,538,000 Ordinary Shares, 2,652,000 Ordinary Shares, and 2,859,000 Ordinary Shares, respectively.

Statutory reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The restricted amounts as determined pursuant to PRC statutory laws totaled $400,454 and $400,454 as of December 31, 2024 and 2023, respectively.